Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other non-current assets
Details of other non-current assets

Details of other non-current assets are as follows:

	As at 31 December
	2020	2019
Finance lease receivables (i)	9,431,733	10,519,845
VAT recoverable	5,526,256	4,172,871
Prepayments for pre-construction cost (ii)	438,167	788,081
Intangible assets (iii)	643,486	784,594
Prepaid connection fees	33,041	37,484
Contract assets	736,568	642,557
Others	1,728,332	1,659,573

Total	18,537,583	18,605,005